Trade receivables (Tables)	12 Months Ended
Dec. 31, 2024
Trade Receivables
Schedule of financial position balances

	December 31, 2024	December 31, 2023
Private sector:
General (i) and special customers (ii)	2,409,094	2,200,921
Agreements (iii)	659,778	839,010

	3,068,872	3,039,931
Government entities:
Municipal	690,010	623,601
Federal	5,303	8,036
Agreements (iii)	370,823	374,372

	1,066,136	1,006,009
Wholesale customers – Municipal governments: (iv)
Mogi das Cruzes	4,744	4,343
São Caetano do Sul	11,773	45,333
São Caetano do Sul - Agreement	65,213	-

Total wholesale customers – Municipal governments	81,730	49,676

Unbilled supply	1,253,826	1,138,316

Subtotal	5,470,564	5,233,932
Allowance for doubtful accounts	(1,248,209)	(1,377,209)

Total	4,222,355	3,856,723

Current	3,894,557	3,584,287
Noncurrent	327,798	272,436

Total	4,222,355	3,856,723

(i)	General customers - residential and small and mid-sized companies;

(ii)	Special customers - large consumers, commercial, industries, condominiums and special billing customers (fixed demand agreements, industrial waste, wells, among others);

(iii)	Agreements - installment payments of past-due receivables, plus inflation adjustment and interest, according to the agreements; and

(iv)	Wholesale basis customers - municipal governments - This balance refers to the sale of treated water to municipalities, which are responsible for distributing to, billing and charging final customers.

Schedule of aging of trade receivables

	December 31, 2024	December 31, 2023

Current	2,979,496	2,723,975
Past-due:
Up to 30 days	637,375	627,986
From 31 to 60 days	303,238	271,476
From 61 to 90 days	177,777	181,639
From 91 to 120 days	168,515	127,421
From 121 to 180 days	241,030	290,610
From 181 to 360 days	47,992	57,289
Over 360 days	915,141	953,536

Total past-due	2,491,068	2,509,957

Total	5,470,564	5,233,932

Schedule of allowance for doubtful accounts

Changes in assets	December 31, 2024	December 31, 2023	December 31, 2022

Balance at beginning of the year	1,377,209	1,428,517	1,280,088
Constitution/(reversal) of losses	41,793	21,103	209,360
Recoveries	(170,793)	(72,411)	(60,931)

Balance at the end of the year	1,248,209	1,377,209	1,428,517

Schedule of estimated reconciliation

Reconciliation of estimated/historical losses of income	December 31, 2024	December 31, 2023	December 31, 2022

Write-offs	(685,581)	(703,325)	(636,366)
(Losses)/reversal with state entities - related parties	(1,208)	(903)	2,738
(Losses)/reversal with the private sector / government entities	(41,793)	(21,103)	(209,360)
Recoveries	170,793	72,411	60,931

Amount recorded expense (Note 31)	(557,789)	(652,920)	(782,057)

Schedule of judicial bonds

Debtor	December 31, 2024	December 31, 2023
Municipality of São Paulo	2,898,210	3,042,927
Municipality of Cotia	-	15,456
Municipality of Ferraz de Vasconcelos	22,883	-
Municipality of Cachoeira Paulista	12,608	14,964
Municipality of Agudos	14,039	-
Others	19,568	11,918
TOTAL	2,967,308	3,085,265